Note 7 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 1,585	$ 1,063
Deferred tax liabilities	$ 9,212	$ 8,689